6. SALE OF ASSETS (Dec 2016) (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Proceeds from sale of assets			$ 1,515	$ 18,468	$ 32,707	$ 27,075
Gain on sale of assets	$ 1,200	$ 16,902	$ 1,515	$ 18,468	$ 32,707	$ 27,075